Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Disclosure Of Detailed Information About Inventories Explanatory
As at December 31,	2019	2018
Product
Refining and Marketing	874	703
Oil Sands	570	223
Deep Basin	1	-
Parts and Supplies	87	87
	1,532	1,013